Financial Instruments - Fair Values and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 71,254	€ 85,675
Total financial liabilities	195,873	197,882
Gross carrying amount [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	24	147
Total financial liabilities	268	36
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,720	17,353
Gross carrying amount [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,274	7,898
Gross carrying amount [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	11,446	9,455
At fair value [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	24	147
Total financial liabilities	268	36
At fair value [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	21,630	20,659
At fair value [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,552	8,200
At fair value [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 14,078	€ 12,459